INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The following table summarizes the movement in the net book value of intangible assets for the years ended December 31:

Net book value	Telecommuni-cation licenses, frequencies & permissions	Software	Brands and trademarks	Customer relationships	Other intangible assets	Goodwill	Total

As of January 1, 2023	1,334	169	7	54	2	394	1,960

Additions	4	92	—	—	5	—	101
Amortization charge for the year	(131)	(67)	(3)	(6)	(1)	—	(208)
Transfer and reclassification	(1)	7	—	—	(1)	—	5
Translation adjustment	(180)	(8)	—	(6)	—	(45)	(239)

As of December 31, 2023	1,026	193	4	42	5	349	1,619

Additions	35	52	—	2	81	—	170
Disposals	—	(4)	—	—	(1)	—	(5)
Amortization charge for the year	(125)	(63)	(2)	(6)	(3)	—	(199)
Divestment and reclassification as held for sale *	(4)	(8)	—	—	—	—	(12)
Transfer and reclassification	—	58	—	—	(60)	6	4
Translation adjustment	(29)	(18)	(1)	(2)	—	(17)	(67)

As of December 31, 2024	903	210	1	36	22	338	1,510
Cost	1,865	658	157	277	33	1,067	4,057
Accumulated amortization and impairment	(962)	(448)	(156)	(241)	(11)	(729)	(2,547)

* This relates to the classification of Kyrgyzstan as held-for-sale and sale of TNS+ in Kazakhstan as explained in Note 1
During 2024 and 2023, there were no material changes in estimates related to intangible assets.
Intangible assets include assets in use in the amount of US$17 (2023: US$33), which were not yet paid for as of year-end.
GOODWILL
During the year, the movement in goodwill for the Group, per CGU, consisted of the following:

CGU*	December 31, 2024	Translation adjustment	Transfer and reclassification	December 31, 2023

Pakistan	183	4	—	179
Kazakhstan	112	(17)	—	129
Ukraine	14	(2)	6	10
Uzbekistan	29	(2)	—	31

Total	338	(17)	6	349
* There is no goodwill allocated to the CGUs of Bangladesh or Kyrgyzstan.

CGU*	December 31, 2023	Translation adjustment	December 31, 2022

Pakistan	179	(44)	223
Kazakhstan	129	2	127
Ukraine	10	—	10
Uzbekistan	31	(3)	34

Total	349	(45)	394
* There is no goodwill allocated to the CGUs of Bangladesh or Kyrgyzstan.
COMMITMENTS
Capital commitments for the future purchase of intangible assets are as follows as of December 31:

	2024	2023

Less than 1 year	15	9

Total commitments	15	9

ACCOUNTING POLICIES
Intangible assets acquired separately are carried at cost less accumulated amortization and impairment losses.
Intangible assets with a finite useful life are generally amortized with the straight-line method over the estimated useful life of the intangible asset. The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually and fall within the following ranges:

Class of intangible asset	Useful life
Telecommunications licenses, frequencies and permissions	3 - 20 years
Software	3 - 10 years
Brands and trademarks	3 - 15 years
Customer relationships	10 - 21 years
Other intangible assets	4 - 10 years
Goodwill is recognized for the future economic benefits arising from net assets acquired that are not individually identified and separately recognized. Goodwill is not amortized but is tested for impairment annually and as necessary when circumstances indicate that the carrying value may be impaired. See Note 12 for further details.
SOURCE OF ESTIMATION UNCERTAINTY
Refer also to Note 13 for further details regarding source of estimation uncertainty.
Depreciation and amortization of non-current assets
Estimates in the evaluation of useful lives for intangible assets include, but are not limited to, the estimated average customer relationship based on churn, the remaining license or concession period and the expected developments in technology and markets.
The actual economic lives of intangible assets may be different than estimated useful lives, thereby resulting in a different carrying value of intangible assets with finite lives. We continue to evaluate the amortization period for intangible assets with finite lives to determine whether events or circumstances warrant revised amortization periods. A change in estimated useful lives is a change in accounting estimate, and depreciation and amortization charges are adjusted prospectively.